Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2016
Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

4.Allowance for Doubtful Accounts

The Group closely monitors the collection of its accounts receivables and records a reserve for doubtful accounts against aged accounts and for specifically identified non-recoverable amounts. If the economic situation and the financial condition of the customer deteriorate resulting in an impairment of the customer’s ability to make payments, additional allowances might be required.

Receivable balances are written off when they are determined to be uncollectible. The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2014, 2015 and 2016 (in thousands):

	Balance at January 1,	Charged to (write-back against) cost and expenses	Write-off of receivable balances and corresponding provisions	Balance at December 31,
	RMB	RMB	RMB	RMB
2014	8,275	3,765	(878)	11,162
2015	11,162	4,041	(1,018)	14,185
2016	14,185	9,952	(1)	24,136